Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
Operating lease right-of-use assets		$ 20,754	¥ 144,488
Operating lease liability			¥ 158,602
Cash payments for operating leases	¥ 34,501
ROU assets obtained in exchange for operating lease liabilities	601
Weighted-average remaining lease term		4 years 4 months 28 days	4 years 4 months 28 days
Weighted-average discount rate		6.00%	6.00%
Operating lease cost	44,288
Short-term lease cost	¥ 6,488
Right of use assets in relation to early terminated lease			¥ 14,329
Operating lease liabilities in relation to early terminated lease			¥ 14,197